Segments of Operations - Schedule of Property and Equipment by Geography (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment by Geography [Line Items]
Property and Equipment	$ 49,198	$ 46,916	$ 44,702
Israel [Member]
Schedule of Property and Equipment by Geography [Line Items]
Property and Equipment	8,439	7,360	5,476
South Korea [Member]
Schedule of Property and Equipment by Geography [Line Items]
Property and Equipment	37,336	38,921	38,922
Unites States [Member]
Schedule of Property and Equipment by Geography [Line Items]
Property and Equipment	3,423	$ 635	159
Japan [Member]
Schedule of Property and Equipment by Geography [Line Items]
Property and Equipment			$ 145